As filed with the U.S. Securities and Exchange Commission on June 6, 2018

Registration No.  333- 221698

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

Form N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

INVESCO EXCHANGE-TRADED FUND TRUST II
(formerly, PowerShares Exchange-Traded Trust II)
 (Exact Name as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant's Telephone Number, including Area Code (800) 983-0903

Anna Paglia, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.
Title of Securities Being Offered: Shares of Beneficial Interest, no par value, of Invesco Canadian Energy Income ETF (formerly, PowerShares Canadian Energy Income Portfolio), Invesco China All-Cap ETF (formerly, PowerShares China All-Cap Portfolio), Invesco China Real Estate ETF (formerly, PowerShares China Real Estate Portfolio), Invesco China Small Cap ETF (formerly, PowerShares China Small Cap Portfolio), Invesco China Technology ETF (formerly, PowerShares China Technology Portfolio), Invesco Frontier Markets ETF (formerly, PowerShares Frontier Markets Portfolio), Invesco MSCI Emerging Markets Equal Country Weight ETF (formerly, PowerShares MSCI Emerging Markets Equal Country Weight Portfolio), Invesco MSCI Global Timber ETF (formerly, PowerShares MSCI Global Timber Portfolio), Invesco S&P Global Dividend

Opportunities Index ETF (formerly, PowerShares S&P Global Dividend Opportunities Index Portfolio), Invesco S&P Global Water Index ETF (formerly, PowerShares S&P Global Water Index Portfolio), Invesco S&P High Income Infrastructure ETF (formerly, PowerShares S&P High Income Infrastructure Portfolio), Invesco Shipping ETF (formerly, PowerShares Shipping Portfolio), Invesco Solar ETF (formerly, PowerShares Solar Portfolio) and Invesco Zacks International Multi-Asset Income ETF (formerly, PowerShares Zacks International Multi-Asset Income Portfolio).
An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is paid at this time.
It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A and Part B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to Rule 497(b) under the Securities Act of 1933, as amended, on January 8, 2018 (Accession no. 0001193125-18-004674).

PART C. OTHER INFORMATION

Item 15.	Indemnification.
Reference is made to Article IX of the Registrant's Declaration of Trust:
The Registrant (also, the "Trust") is organized as a Massachusetts business trust and is operated pursuant to a Declaration of Trust, dated October 10, 2006 and Amended and Restated as of September 17, 2007 (the "Declaration of Trust"), which permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.
No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.
Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.
To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.
As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
Further Indemnification. Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person. Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a reorganization or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.
Amendments and Modifications. Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the

Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-laws.

Item 16.	Exhibits.
Exhibit No.	Description
(1)
Amended and Restated Declaration of Trust of the Registrant, is incorporated by reference to Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A, filed September 18, 2007.

(2)	Amended and Restated By-laws of the Registrant, is incorporated by reference to Post-Effective Amendment No. 611 to the Trust's Registration Statement on Form N-1A, filed June 16, 2017.
(3)	Not applicable.
(4)	Agreement and Plan of Reorganization, filed herewith.
(5)
Articles IV, VIII, IX, XI and Section 5.6 of Article V of the Amended and Restated Declaration of Trust and Articles 5,6, and 7 of the Amended and Restated Bylaws of the Registrant, define rights of holders of shares.

(6)(a)(i)
Amended and Restated Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC, for unitary fee funds, is incorporated by reference to the Trust's Registration Statement on Form N-14, filed  July 3, 2017.

(6)(a)(ii)	Schedule A to Amended and Restated Investment Advisory Agreement, is incorporated by reference to Post-Effective Amendment No. 680 to the Trust's Registration Statement, filed May 2, 2018.
(6)(b)
Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC, for non-unitary fee funds, is incorporated by reference to Post-Effective Amendment No. 683 to the Trust's Registration Statement, filed May 11, 2018.

(6)(b)(i)	Schedule A to Investment Advisory Agreement, is incorporated by reference to Post-Effective Amendment No. 683 to the Trust's Registration Statement, filed May 11, 2018.
(6)(c)
Investment Sub-Advisory Agreement by and among Invesco PowerShares Capital Management LLC and the Sub-Advisers is incorporated by reference to Post-Effective Amendment No. 579 to the Trust's Registration Statement, filed January 6, 2017.

(6)(c)(1)	Form of Schedule A to Investment Sub-Advisory Agreement, is incorporated by reference to Post-Effective Amendment No. 680 to the Trust's Registration Statement, filed May 2, 2018.
(6)(d)
Acknowledgement and Waiver of Notice of Termination of Investment Sub-Advisory Agreement between Invesco PowerShares Capital Management LLC and Invesco Australia Limited dated January 14, 2015 is incorporated by reference to Post-Effective Amendment No. 475 to the Trust's Registration Statement, filed February 26, 2015.

(6)(e)
Excess Expense Agreement between the Registrant and Invesco PowerShares Capital Management LLC is incorporated by reference to Post-Effective Amendment No. 680 to the Trust's Registration Statement, filed May 2, 2018.

(6)(e)(1)	Schedule A to Excess Expense Agreement, is incorporated by reference to Post-Effective Amendment No. 683 to the Trust's Registration Statement, filed May 11, 2018.
(6)(f)	Management Fee Waiver Agreement is incorporated by reference to Post-Effective Amendment No. 640 to the Trust's Registration Statement, filed November 22, 2017.
(6)(g)
Management Services Agreement between the Registrant and Invesco PowerShares Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 425 to the Trust's Registration Statement, filed October 25, 2013.

(6)(h)
Amended and Restated Memorandum of Agreement between Registrant and Invesco PowerShares Capital Management LLC is incorporated by reference to Post-Effective Amendment No. 683 to the Trust's Registration Statement, filed May 11, 2018.

(7)
Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 683 to the Trust's Registration Statement, filed May 11, 2018.

(8)	Not applicable.
(9)(a)(i)
Amended and Restated Custody Agreement between Registrant and The Bank of New York is incorporated by reference to Post-Effective Amendment No. 612 to the Trust's Registration Statement, filed July 3, 2017.

(9)(a)(ii)
Form of Schedule I to the Amended and Restated Custody Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the PowerShares Exchange-Traded Self-Indexed Fund Trust's Registration Statement, filed March 30, 2018.

(9)(b)
Foreign Custody Manager Agreement between Registrant and The Bank of New York dated June 8, 2007 is incorporated by reference to Post-Effective Amendment No. 390 to the Trust's Registration Statement, filed February 27, 2013.

(10)	Not applicable.
(11)	Opinion and consent of counsel regarding the legality of securities being issued is incorporated by reference to the Trust's Registration Statement on Form N-14, filed November 21, 2017.
(12)	Opinion and consent of counsel regarding tax consequences related to the Agreement and Plan of Reorganization, filed herewith.
(13)(a)(i)
Amended and Restated Fund Administration and Accounting Agreement between Registrant and The Bank of New York is incorporated by reference to Post-Effective Amendment No. 612 to the Trust's Registration Statement, filed July 3, 2017.

(13)(a)(ii)
Exhibit A to the Amended and Restated Fund Administration and Accounting Agreement is incorporated by reference to Post-Effective Amendment No. 683 to the Trust's Registration Statement, filed May 11, 2018.

(13)(b)(i)
Amended and Restated Transfer Agency and Service Agreement between Registrant and The Bank of New York is incorporated by reference to Post-Effective Amendment No. 612 to the Trust's Registration Statement, filed July 3, 2017.

(13)(b)(ii)
Form of Exhibit D to the Amended and Restated Transfer Agency and Service Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the PowerShares Exchange-Traded Self-Indexed Fund Trust's Registration Statement, filed March 30, 2018.

(13)(c)
Form of Participant Agreement between Invesco Distributors, Inc., and the Participant is incorporated by reference to Post-Effective Amendment No. 660 to the Trust's Registration Statement, filed February 28, 2018.

(13)(d)
Form of Sublicense Agreement between the Registrant and Invesco PowerShares Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 612 to the Trust's Registration Statement, filed July 3, 2017.

(14)(a)
Consent of Ernst & Young LLP (Claymore Exchange-Traded Fund Trust and Claymore Exchange-Traded Fund Trust 2) is incorporated by reference to the Trust's Registration Statement on Form N-14, filed November 21, 2017.

(14)(b)	Consent of Ernst & Young LLP (Rydex Exchange-Traded Fund Trust) is incorporated by reference to the Trust's Registration Statement on Form N-14, filed November 21, 2017.
(15)	Not applicable.
(16)
N-14 Powers of Attorney for Messrs. Bagge, Barre, Carome, Kole, Nussbaum, Wilson, Lim, and Wicker are incorporated by reference to the Trust's Registration Statement on Form N-14 filed on November 21, 2017.

(17)(a)	Code of Ethics of the Registrant is incorporated by reference to Post-Effective Amendment No. 611 to the Trust's Registration Statement on Form N-1A, filed on June 16, 2017.
(17)(b)
Code of Ethics of Invesco PowerShares Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 660 to the Trust's Registration Statement on Form N-1A, filed on February 28, 2018.

(17)(c)
Code of Ethics of Invesco Advisers, Inc. and Invesco Distributors, Inc.  is incorporated by reference to Post-Effective Amendment No. 660 to the Trust's Registration Statement on Form N-1A, filed on February 28, 2018.

(17)(d)
Code of Ethics of Invesco Senior Secured Management, Inc. is incorporated by reference to Post-Effective Amendment No. 660 to the Trust's Registration Statement on Form N-1A, filed on February 28, 2018.

Item 17.	Undertakings.
(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the "1933 Act"), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and the State of Illinois on the 6th day of June, 2018.

Invesco Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	June 6, 2018

/s/ Steven M. Hill Steven M. Hill	Treasurer	June 6, 2018

/s/ Anna Paglia Anna Paglia	Secretary	June 6, 2018

*/s/ Ronn R. Bagge Ronn R. Bagge	Trustee	June 6, 2018

*/s/ Todd J. Barre Todd J. Barre	Trustee	June 6, 2018

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	June 6, 2018

*/s/ Marc M. Kole Marc M. Kole	Trustee	June 6, 2018

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	June 6, 2018

*/s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	June 6, 2018

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	June 6, 2018

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	June 6, 2018

*By: /s/ Anna Paglia Anna Paglia		June 6, 2018
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney incorporated by reference herein.

EXHIBIT INDEX

Exhibit No.	Exhibit

(4)	Agreement and Plan of Reorganization

(12)	Opinion and consent of counsel regarding tax consequences related to the Agreement and Plan of Reorganization